Loans receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans receivable.
Balance at the Beginning	$ 8	$ 521	$ 272
New loans granted	123		338
Repayments of principal		(508)	(95)
Interest charged		7	12
Interest received	(7)	(19)
Foreign exchange gain / (loss)	(1)	7	(6)
Balance at the End	$ 123	$ 8	$ 521